Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Note Payable And Accrued Interest [Line Items]
Less: Unamortized debt discount	$ (33,333)	$ (12,133)	$ (13,332)
Total	339,708	$ 214,778	163,126
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Notes payable	370,000		175,000
Less: Unamortized debt discount	(33,333)		(13,332)
Principal, net	336,667		161,668
Accrued Interest	3,041		$ 1,458
Total	$ 339,708
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Notes payable		$ 225,000
Less: Unamortized debt discount		(12,133)
Principal, net		212,867
Accrued Interest		1,911
Total		$ 214,778